Hartford Funds NextShares Trust

On behalf of Hartford Global Impact NextShares Fund (the “Fund”), a series of Hartford Funds NextShares Trust, and pursuant to Rule 497 under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for the Fund, dated March 1, 2018.  The prospectus supplement was filed with the U.S. Securities and Exchange Commission on March 1, 2018 pursuant to Rule 497 under the Securities Act (Accession No. 0001144204-18-012041) and is incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document